Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (68,288)	$ (17,839)	$ (22,313)
Noncash adjustments reconciling net loss to cash flows from operating activities:
Depreciation and amortization	550	492	602
Amortization of intangible assets	1,604	1,451	1,451
Loss on impairment of intangible assets	513	0	0
Change in fair value of redeemable noncontrolling interests	3,903	0	0
Noncash lease expense	1,582	1,478	1,477
Loss on disposal of property and equipment	0	0	11
Share-based compensation expense	11,856	1,217	1,831
Changes in operating assets and liabilities:
Accounts receivable, net	(811)	415	(762)
Prepaid and other current assets and other long-term assets	(2,629)	(961)	1,491
Accounts payable	2,403	(3,247)	3,776
Accrued liabilities	10,502	(610)	302
Deferred revenue	(4,083)	(1,280)	11,011
Operating lease liabilities	(1,742)	(1,692)	(1,642)
Net cash (used in) provided by operating activities	(44,640)	(20,576)	(2,765)
Cash flows from investing activities:
Purchases of property and equipment	(1,956)	(252)	(48)
Acquisition of intangible assets	(1,250)	0	0
Net cash used in investing activities	(3,206)	(252)	(48)
Cash flows from financing activities:
Proceeds from issuance of convertible preferred stock, net of issuance costs	0	95,678	0
Proceeds from issuance of common stock, net of issuance costs	148,732	0	0
Proceeds from payroll protection program loan	0	1,339	0
Payments to acquire the Shanghai noncontrolling interests	(20,966)	0	0
Repayment of payroll protection program loan	0	(1,339)	0
Payments of costs for the issuance of Series B preferred shares	(339)	0	0
Net cash provided by financing activities	127,427	95,678	0
Effect of exchange rate changes on cash, cash equivalents and restricted cash	47	165	(38)
Net increase in cash, cash equivalents and restricted cash	79,628	75,015	(2,851)
Cash, cash equivalents and restricted cash, beginning of period	91,278	16,263	19,114
Cash, cash equivalents and restricted cash, end of period	170,906	91,278	16,263
Supplemental information:
Cash paid for interest	0	7	0
Cash paid for income taxes	1	1	1
Noncash investing and financing activities:
Deferred initial public offering costs in accounts payable and accrued liabilities	136	0	0
Property and equipment costs in accounts payable and accrued liabilities	727	0	0
Conversion of convertible preferred shares into ordinary shares	253,031	0	0
Accretion to redemption of redeemable noncontrolling interests, net of adjustments	42,324	0	0
Reclassification of redeemable noncontrolling interests from temporary equity to current liabilities	43,403	0	0
ROU assets and lease liabilities obtained through reassessment of an existing lease	11,455	0	0
Reclassification of accumulated other comprehensive loss upon settlement of redeemable noncontrolling interests	85	0	0
Reclassification of ordinary shares proceeds associated with the designation of ordinary shares into Series A preferred shares	0	157,689	0
Preferred issuance costs in accounts payable	$ 0	$ 339	$ 0